Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Jul. 20, 2021	May 01, 2020	Apr. 30, 2020
Accounting Policies [Abstract]
Number of reportable segments | segment	1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	60 days
Off-balance sheet active finance receivables		$ 19,700,000
Reserve for repurchase liabilities		4,200,000
Restricted cash balance held in a federally insured bank account		3,100,000
Restricted cash balance payable balance		$ 800,000
Finance receivables originated through the bank partnership arrangements, percentage	89.00%	62.00%
Finance receivables originated through the bank partnership arrangements	$ 9,500,000	$ 3,300,000
Percent of scheduled payment considered as a qualifying payment						90.00%	50.00%
Property, Plant and Equipment [Line Items]
Development and capitalized software costs	13,700,000	9,000,000.0
Capitalized software costs, amortization expense	9,300,000	6,000,000.0	$ 3,800,000
Class of Warrant or Right [Line Items]
Percent of tax benefits with provided payment					0.90
Percent of tax benefits retained by company					0.10
Tax receivable agreement liability	23,272,000	0
Deferred tax asset, tax receivable agreement liability	5,583,000	0
Adjustments to additional paid in capital, tax receivable agreement liability	17,700,000
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in deferred rent	$ (2,513,000)	(2,128,000)
Capitalized technology
Property, Plant and Equipment [Line Items]
Capitalized technology, useful life	2 years
Recency delinquency
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	60 days
Contractual delinquency
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual period for financing receivables	90 days
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset				$ 15,500,000
Operating lease, liability				18,000,000.0
Pro Forma | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in deferred rent				$ 2,500,000
Ohio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables remaining under CSO program	$ 0	$ 0
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables remaining under CSO program	$ 0
Existing Equity Holders
Schedule Of Reverse Recapitalization [Line Items]
Ownership interest retained	87.60%				88.20%
$11.50 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50
$15 Exercise Price Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 15.00